Income Taxes (Details 1) - HKD HKD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Provision for income taxes at Hong Kong profits tax rate	HKD (69)	HKD (4,349)	HKD 201
Current tax in other jurisdictions	1,160	232	1,866
Effect of income not chargeable for tax purpose	(152)	(90)	(663)
Effect of expenses not deductible for tax purpose	0	4,401	3
Tax effect of unused tax losses not recognized	221	0	459
Under provision in previous years	81	100	1,303
Income Tax Expense (Benefit)	HKD 1,241	HKD 294	HKD 3,169